Oakhurst Short Duration High Yield Credit Fund
Schedule of Investments
as of November 30, 2023 (Unaudited)

CORPORATE BONDS - 91.1%	Par	Value
Communications - 3.1%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.45%, 04/01/2024	$335,000	$308,642
3.95%, 01/15/2025	438,000	356,970
Uber Technologies, Inc., 6.25%, 01/15/2028 (a)	515,000	510,172
		1,175,784

Consumer Discretionary - 16.6%
American Airlines, Inc., 11.75%, 07/15/2025 (a)	635,000	695,331
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (a)	560,000	571,047
Carnival Corp., 7.63%, 03/01/2026 (a)	695,000	700,573
Ford Motor Credit Co. LLC, 4.27%, 01/09/2027	325,000	304,673
Garda World Security Corp., 4.63%, 02/15/2027 (a)	515,000	490,191
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (a)	550,000	497,737
MGM Resorts International, 5.50%, 04/15/2027	625,000	606,105
NCL Corp. Ltd., 3.63%, 12/15/2024 (a)	512,000	495,609
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/2026 (a)	520,000	514,733
Rakuten Group, Inc., 10.25%, 11/30/2024 (a)	750,000	766,873
Sotheby's, 4.88%, 12/15/2025 (a)	6,000	5,522
White Cap Parent LLC, 8.25% (9.00% PIK), 03/15/2026 (a)	750,000	734,454
		6,382,848

Consumer Staples - 5.0%
B&G Foods, Inc., 5.25%, 09/15/2027	750,000	653,780
Coty, Inc., 6.50%, 04/15/2026 (a)	578,000	576,304
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)	708,000	685,586
		1,915,670

Energy - 11.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (a)	585,000	572,355
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/01/2026 (a)	693,000	683,930
Energy Transfer LP, 5.63%, 05/01/2027 (a)	495,000	486,672
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027 (a)	723,000	704,410
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	685,000	651,576
Phillips 66 Partners LP, 3.61%, 02/15/2025	66,000	63,462
SM Energy Co., 6.63%, 01/15/2027	663,000	657,467
Sunnova Energy Corp., 5.88%, 09/01/2026 (a)	730,000	592,486
		4,412,358

Financials - 32.3%
Acrisure LLC / Acrisure Finance, Inc., 10.13%, 08/01/2026 (a)	675,000	695,901
Ally Financial, Inc., 5.75%, 11/20/2025	600,000	589,496
Antares Holdings LP, 2.75%, 01/15/2027 (a)	475,000	410,868
BGC Group, Inc., 8.00%, 05/25/2028	500,000	510,591
Block, Inc., 2.75%, 06/01/2026	555,000	511,816
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 05/15/2026 (a)	593,000	563,030
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	750,000	713,101
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (a)	750,000	677,636
First-Citizens Bank & Trust Co., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025	380,000	368,631
Fly Leasing Ltd., 7.00%, 10/15/2024 (a)	750,000	696,367
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027 (a)	375,000	390,218
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	525,000	475,623
HUB International Ltd., 5.63%, 12/01/2029 (a)	730,000	663,777
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (a)	550,000	511,620
MBIA, Inc., 7.00%, 12/15/2025	675,000	643,548
Midcap Financial Issuer Trust, 6.50%, 05/01/2028 (a)	750,000	653,378
Navient Corp., 5.00%, 03/15/2027	530,000	494,657
New York Community Bancorp, Inc., 8.43% (3 mo. Term SOFR + 3.04%), 11/06/2028 (b)	543,000	517,315
Rithm Capital Corp., 6.25%, 10/15/2025 (a)	675,000	650,248
SBA Communications Corp., 3.88%, 02/15/2027	524,000	493,539
StoneX Group, Inc., 8.63%, 06/15/2025 (a)	700,000	706,620
United Wholesale Mortgage LLC, 5.50%, 11/15/2025 (a)	493,000	479,763
		12,417,743

Health Care - 6.9%
Heartland Dental LLC / Heartland Dental Finance Corp., 8.50%, 05/01/2026 (a)	803,000	759,286
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (a)	736,000	692,327
Tenet Healthcare Corp., 4.63%, 06/15/2028	620,000	579,454
US Acute Care Solutions LLC, 6.38%, 03/01/2026 (a)	800,000	630,872
		2,661,939

Industrials - 4.9%
Bombardier, Inc., 7.88%, 04/15/2027 (a)	602,000	602,993
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	720,000	695,801
RXO, Inc., 7.50%, 11/15/2027 (a)	550,000	564,982
		1,863,776

Materials - 1.7%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	725,000	647,642

Technology - 4.6%
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)	533,000	491,335
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	645,000	649,662
Sabre GLBL, Inc., 11.25%, 12/15/2027 (a)	710,000	643,741
		1,784,738

Utilities - 4.5%
Elwood Energy LLC, 8.16%, 07/05/2026	816,815	718,797
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025 (a)	998,325	998,330
		1,717,127
TOTAL CORPORATE BONDS (Cost $35,813,242)		34,979,625

ASSET-BACKED SECURITIES - 3.3%	Par	Value
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	638,400	612,639
United Airlines, Inc., Series 2016-1B, 3.65%, 01/07/2026	714,062	667,425
TOTAL ASSET-BACKED SECURITIES (Cost $1,266,565)		1,280,064

CONVERTIBLE BONDS - 1.5%	Par	Value
Financials - 1.5%
PennyMac Corp., 5.50%, 11/01/2024	590,000	575,988
TOTAL CONVERTIBLE BONDS (Cost $584,723)		575,988

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 2.0%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.28%(c)	783,190	783,190

U.S. Treasury Bills - 1.5%	Par
5.33%, 05/09/2024(d)	600,000	586,243
TOTAL SHORT-TERM INVESTMENTS (Cost $1,369,330)		1,369,433

TOTAL INVESTMENTS - 99.5% (Cost $39,033,860)		$38,205,110
Other Assets in Excess of Liabilities - 0.5%		186,155
TOTAL NET ASSETS - 100.0%		$38,391,265

Percentages are stated as a percent of net assets.

PIK - Payment In Kind
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2023, the value of these securities total $26,600,682 or 69.3% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2023.

(c)	The rate shown represents the 7-day effective yield as of November 30, 2023.
(d)	The rate shown is the effective yield.

Oakhurst Short Duration High Yield Credit Fund
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$34,979,626	$–	$34,979,626
Asset-Backed Securities	–	1,280,064	–	1,280,064
Convertible Bonds	–	575,988	–	575,988
Money Market Funds	783,190	–	–	783,190
U.S. Treasury Bills	–	586,243	–	586,243
Total Investments	$783,190	$37,421,920	$–	$38,205,110

Refer to the Schedule of Investments for industry classifications.